UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.P.
           --------------------------------------------------
Address:   65 East 55th Street, 30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:      028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           ------------------------------------------------------------
Title: Managing Member, King Street Capital Management GP, L.L.C., the General Partner of King Street Capital Management, L.P.
           ------------------------------------------------------------
Phone:     (212) 812-3100
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian J. Higgins          New York, New York            February 12, 2010
------------------------   ------------------------        ------------------
      [Signature]               [City, State]                     [Date]









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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:


Number of Other Included Managers:             6
                                               -------------

Form 13F Information Table Entry Total:        40
                                               -------------

Form 13F Information Table Value Total:        $218,214
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number       Name

1         028-13287                  KING STREET CAPITAL MASTER FUND, LTD.

2         028-10355                  BRIAN J. HIGGINS

3         028-10357                  O. FRANCIS BIONDI, JR.

4         028-10701                  KING STREET CAPITAL, L.P.

5                                    KING STREET EUROPE, L.P.

6                                    KING STREET EUROPE MASTER FUND, LTD.

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        COLUMN 1            COLUMN 2         COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
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                                                                                                                   VOTING AUTHORITY
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                                                                    SHRS OR PRN       PUT/  INVESTMENT   OTHER
     NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE (X$1000)  AMT    SH/PRN  CALL  DISCRETION   MANAGER  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMR CORP                      COM             001765106   5,411      700,000     SH            DEFINED     1,2,3       700,000
AMR CORP                      COM             001765106   2,319      300,000     SH            DEFINED     2,3,4       300,000
BANK OF AMERICA CORPORATION   UNIT 99/99/9999 060505419   31,556    2,115,000    PRN           DEFINED     1,2,3      2,115,000
BANK OF AMERICA CORPORATION   UNIT 99/99/9999 060505419   13,204     885,000     PRN           DEFINED     2,3,4       885,000
CIT GROUP INC                 COM NEW         125581801   18,627     674,648     PRN           DEFINED     1,2,3       674,648
CIT GROUP INC                 COM NEW         125581801   8,748      316,859     PRN           DEFINED     2,3,4       316,859
CIT GROUP INC                 COM NEW         125581801    102        3,696      PRN           DEFINED     3,4,5        3,696
CIT GROUP INC                 COM NEW         125581801    135        4,902      PRN           DEFINED     4,5,6        4,902
CLEAR CHANNEL OUTDOOR HLDGS   CL A            18451C109   12,217    1,175,875    PRN           DEFINED     1,2,3      1,175,875
CLEAR CHANNEL OUTDOOR HLDGS   CL A            18451C109   5,186      499,125     PRN           DEFINED     2,3,4       499,125
FIFTH THIRD BANCORP           COM             316773100   10,311    1,057,500    SH            DEFINED     1,2,3      1,057,500
FIFTH THIRD BANCORP           COM             316773100   4,314      442,500     SH            DEFINED     2,3,4       442,500
ISTAR FINL INC                FRNT 10/0       45031UBF7   10,827   19,685,000    PRN           DEFINED     1,2,3      19,685,000
ISTAR FINL INC                FRNT 10/0       45031UBF7   4,573     8,315,000    PRN           DEFINED     2,3,4      8,315,000
LEAR CORP                     COM NEW         521865204   11,896     175,866     PRN           DEFINED     1,2,3       175,866
LEAR CORP                     COM NEW         521865204   3,850      56,926      PRN           DEFINED     2,3,4        56,926
LIBERTY MEDIA CORP            DEB 4.000%11/1  530715AG6   10,929   21,222,000    PRN           DEFINED     1,2,3      21,222,000
LIBERTY MEDIA CORP            DEB 4.000%11/1  530715AG6   4,410     8,563,000    PRN           DEFINED     2,3,4      8,563,000
LIBERTY MEDIA CORP            DEB 3.500% 1/1  530715AN1   14,193   28,672,000    PRN           DEFINED     1,2,3      28,672,000
LIBERTY MEDIA CORP            DEB 3.500% 1/1  530715AN1   5,360    10,828,000    PRN           DEFINED     2,3,4      10,828,000
MGIC INVT CORP WIS            COM             552848103   4,046      700,000     SH            DEFINED     1,2,3       700,000
MGIC INVT CORP WIS            COM             552848103   1,734      300,000     SH            DEFINED     2,3,4       300,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T   780097713    687       57,810      PRN           DEFINED     1,2,3        57,810
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T   780097713    288       24,190      PRN           DEFINED     2,3,4        24,190
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T   780097713     88        7,380      PRN           DEFINED     3,4,5        7,380
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T   780097713    126       10,620      PRN           DEFINED     4,5,6        10,620
ROYAL BK SCOTLAND GROUP PLC   SP ADR L RP PF  780097788   2,003      154,526     PRN           DEFINED     1,2,3       154,526
ROYAL BK SCOTLAND GROUP PLC   SP ADR L RP PF  780097788    838       64,660      PRN           DEFINED     2,3,4        64,660
ROYAL BK SCOTLAND GROUP PLC   SP ADR L RP PF  780097788    256       19,727      PRN           DEFINED     3,4,5        19,727
ROYAL BK SCOTLAND GROUP PLC   SP ADR L RP PF  780097788    368       28,387      PRN           DEFINED     4,5,6        28,387
SOLUTIA INC                   COM NEW         834376501   2,080      163,800     PRN           DEFINED     1,2,3       163,800
SOLUTIA INC                   COM NEW         834376501    892       70,200      PRN           DEFINED     2,3,4        70,200
TENET HEALTHCARE CORP         COM             88033G100   5,713     1,060,004    SH            DEFINED     1,2,3      1,060,004
TENET HEALTHCARE CORP         COM             88033G100   2,372      439,996     SH            DEFINED     2,3,4       439,996
U S AIRWAYS GROUP INC         COM             90341W108   3,412      705,000     SH            DEFINED     1,2,3       705,000
U S AIRWAYS GROUP INC         COM             90341W108   1,428      295,000     SH            DEFINED     2,3,4       295,000
UAL CORP                      COM NEW         902549907   9,102      705,000          CALL     DEFINED     1,2,3
UAL CORP                      COM NEW         902549907   3,808      295,000          CALL     DEFINED     2,3,4
YRC WORLDWIDE INC             COM             984249102    585       696,725     SH            DEFINED     1,2,3       696,725
YRC WORLDWIDE INC             COM             984249102    220       262,436     SH            DEFINED     2,3,4       262,436

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